OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES - Bank obligations non-current (Details) - CLP ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings
Other financial liabilities		$ 904,802,058	$ 1,041,048,972
Bank liabilities
Disclosure of detailed information about borrowings
Other financial liabilities	[1]	13,366,211	4,000,000
Envases Central S.A. | Bank liabilities | Banco Estado 2.00% Effective Rate Semiannually Amortization Obligation
Disclosure of detailed information about borrowings
Other financial liabilities		$ 4,000,000	$ 4,000,000
Effective interest rate percentage		2.00%	2.00%
Envases Central S.A. | Bank liabilities | More than 3 years up to 4 years | Banco Estado 2.00% Effective Rate Semiannually Amortization Obligation
Disclosure of detailed information about borrowings
Other financial liabilities		$ 4,000,000	$ 4,000,000
Re-Ciclar S.A. | Bank liabilities | Scotiabank Chile S.A. 9.49% Effective Rate Semiannually Amortization Obligation
Disclosure of detailed information about borrowings
Other financial liabilities		$ 4,500,000
Nominal interest rate		9.49%
Effective interest rate percentage		9.49%
Re-Ciclar S.A. | Bank liabilities | Scotiabank Chile S.A. 3.32% Effective Rate Semiannually Amortization Obligation
Disclosure of detailed information about borrowings
Other financial liabilities		$ 4,866,211
Effective interest rate percentage		3.32%
Re-Ciclar S.A. | Bank liabilities | More than 2 years up to 3 years | Scotiabank Chile S.A. 9.49% Effective Rate Semiannually Amortization Obligation
Disclosure of detailed information about borrowings
Other financial liabilities		$ 4,500,000
Re-Ciclar S.A. | Bank liabilities | More than 2 years up to 3 years | Scotiabank Chile S.A. 3.32% Effective Rate Semiannually Amortization Obligation
Disclosure of detailed information about borrowings
Other financial liabilities		$ 4,866,211

[1]	Financial instruments such as: Cash and Cash Equivalents, Trade debtors and Other Accounts Receivable, Accounts Receivable related companies, Bottle Guarantee Deposits Trade Accounts Payable, and Other Accounts Payable related companies present a fair value that approximates their carrying value, considering the nature and term of the obligation. The business model is to maintain the financial instrument in order to collect/pay contractual cash flows, in accordance with the terms of the contract, where cash flows are received/cancelled on specific dates that exclusively constitute payments of principal plus interest on that principal. These instruments are revalued at amortized cost.